Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Key operating data for our segments for the years ended or at December 31 were as follows (in millions):

	Americas	Europe	Asia Pacific	Total Segments	Unallocated Other (a)	Total
2014
Total revenue (b)	$7,657	$1,071	$274	$9,002	$(6)	$8,996
Income before income taxes	1,509	338	13	1,860	(6)	1,854
Other disclosures:
Depreciation on vehicles subject to operating leases	3,045	43	—	3,088	—	3,088
Interest expense	2,119	356	181	2,656	—	2,656
Provision for credit losses	176	15	6	197	—	197
Net finance receivables and net investment in operating leases	92,484	17,036	3,263	112,783	(4,350)	108,433
Total assets	98,093	20,439	3,576	122,108	—	122,108

2015
Total revenue (b)	$8,386	$982	$330	$9,698	$(1)	$9,697
Income before income taxes	1,763	297	27	2,087	(1)	2,086
Other disclosures:
Depreciation on vehicles subject to operating leases	3,603	37	—	3,640	—	3,640
Interest expense	1,931	294	191	2,416	—	2,416
Provision for credit losses	309	16	22	347	—	347
Net finance receivables and net investment in operating leases	104,497	18,947	3,788	127,232	(5,330)	121,902
Total assets	111,147	22,085	4,216	137,448	—	137,448

2016
Total revenue (b)	$9,505	$984	$351	$10,840	$69	$10,909
Income before income taxes	1,511	238	61	1,810	69	1,879
Other disclosures:
Depreciation on vehicles subject to operating leases	4,291	38	—	4,329	—	4,329
Interest expense	2,301	278	176	2,755	—	2,755
Provision for credit losses	494	29	24	547	—	547
Net finance receivables and net investment in operating leases	113,335	18,846	4,684	136,865	(6,675)	130,190
Total assets	119,012	21,755	5,322	146,089	—	146,089
__________

(a)
Net finance receivables and Net investment in operating leases includes unearned interest supplements and residual support, allowances for credit losses, and other (primarily accumulated supplemental depreciation).

(b)	Represents Total financing revenue and Other revenue.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
Key data, split geographically into the United States (which is our country of domicile), Canada, and All other, for the years ended or at December 31 were as follows (in millions):

	2014	2015	2016
Total revenue (a)
United States	$6,377	$7,070	$8,151
Canada	998	981	1,093
All other	1,621	1,646	1,665
Total revenue	$8,996	$9,697	$10,909

Income before income taxes
United States	$1,199	$1,298	$1,070
Canada	148	247	304
All other	507	541	505
Total income before income taxes	$1,854	$2,086	$1,879

Finance receivables, net and net investment in operating leases
United States	$76,578	$88,237	$93,254
Canada	10,449	10,037	12,168
All other	21,406	23,628	24,768
Total finance receivables, net and net investment in operating leases	$108,433	$121,902	$130,190
__________

(a)	Represents Total financing revenue and Other revenue.